Structured entities - Nature and risks associated with interests in unconsolidated structured entities (Details) £ in Millions		Dec. 31, 2024 GBP (£) entity	Dec. 31, 2023 GBP (£) entity
Disclosure of unconsolidated structured entities [line items]
– trading assets		£ 116,042	£ 100,696
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		9,417	19,068
– loans and advances to customers		82,666	75,491
– financial investments		5,612	4,393
Assets held for sale	[1]	£ 21,606	£ 20,368
Total
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		2,257	2,612
Total assets in relation to HSBC’s interests in the unconsolidated structured entities		£ 10,733	£ 10,607
– trading assets		39	11
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		4,456	9,098
– loans and advances to customers		901	1,086
– financial investments		5	5
Assets held for sale		4,922	0
– other assets		410	407
Total liabilities in relation to the group’s interests in the unconsolidated structured entities		6	5
Other off-balance sheet commitments		569	541
Maximum exposure		£ 11,296	£ 11,143
Total | 0 – 400
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		1,074	1,145
Total | 400 – 1,500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		751	926
Total | 1,500 – 4,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		281	363
Total | 4,000 – 20,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		136	169
Total | 20,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		15	9
Securitisations
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		1	2
Total assets in relation to HSBC’s interests in the unconsolidated structured entities		£ 43	£ 128
– trading assets		0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		0	0
– loans and advances to customers		43	128
– financial investments		0	0
Assets held for sale		0	0
– other assets		0	0
Total liabilities in relation to the group’s interests in the unconsolidated structured entities		0	0
Other off-balance sheet commitments		13	27
Maximum exposure		£ 56	£ 155
Securitisations | 0 – 400
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		1	1
Securitisations | 400 – 1,500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		0	1
Securitisations | 1,500 – 4,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		0	0
Securitisations | 4,000 – 20,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		0	0
Securitisations | 20,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		0	0
HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		202	259
Total assets in relation to HSBC’s interests in the unconsolidated structured entities		£ 6,159	£ 5,808
– trading assets		1	1
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		2,942	5,802
– loans and advances to customers		0	0
– financial investments		5	5
Assets held for sale		3,211	0
– other assets		0	0
Total liabilities in relation to the group’s interests in the unconsolidated structured entities		6	5
Other off-balance sheet commitments		0	0
Maximum exposure		£ 6,153	£ 5,803
HSBC managed funds | 0 – 400
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		128	154
HSBC managed funds | 400 – 1,500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		39	50
HSBC managed funds | 1,500 – 4,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		17	34
HSBC managed funds | 4,000 – 20,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		17	20
HSBC managed funds | 20,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		1	1
Non-HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		2,042	2,337
Total assets in relation to HSBC’s interests in the unconsolidated structured entities		£ 3,810	£ 3,793
– trading assets		38	10
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		1,514	3,296
– loans and advances to customers		547	487
– financial investments		0	0
Assets held for sale		1,711	0
– other assets		0	0
Total liabilities in relation to the group’s interests in the unconsolidated structured entities		0	0
Other off-balance sheet commitments		556	514
Maximum exposure		£ 4,366	£ 4,307
Non-HSBC managed funds | 0 – 400
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		934	977
Non-HSBC managed funds | 400 – 1,500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		711	874
Non-HSBC managed funds | 1,500 – 4,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		264	329
Non-HSBC managed funds | 4,000 – 20,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		119	149
Non-HSBC managed funds | 20,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		14	8
Other
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		12	14
Total assets in relation to HSBC’s interests in the unconsolidated structured entities		£ 721	£ 878
– trading assets		0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		0	0
– loans and advances to customers		311	471
– financial investments		0	0
Assets held for sale		0	0
– other assets		410	407
Total liabilities in relation to the group’s interests in the unconsolidated structured entities		0	0
Other off-balance sheet commitments		0	0
Maximum exposure		£ 721	£ 878
Other | 0 – 400
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		11	13
Other | 400 – 1,500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		1	1
Other | 1,500 – 4,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		0	0
Other | 4,000 – 20,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		0	0
Other | 20,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		0	0

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 34 'Assets held for sale and liabilities of disposal groups held for sale' on page 181.